Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Private Placement
Private Placement

Note 3 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor and the underwriters purchased an aggregate of 3,400,000 Private Warrants at an average price of $1.00 per Private Warrant, for an aggregate purchase price of $3,400,000. Each Private Warrant will entitle the holder to purchase one ordinary share at a price of $11.50 per full share, subject to adjustment. The proceeds from the Private Warrants and the proceeds from the IPO, less underwriting discounts and commissions, were placed in the Trust Account. If the Company does not complete a business combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

Private Warrant Liability

The Company accounts for the Private Warrants as a liability as the number of shares used to calculate the settlement amount are not fixed. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations.

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor and the underwriters purchased an aggregate of 3,400,000 Private Warrants at an average price of $1.00 per Private Warrant, for an aggregate purchase price of $3,400,000. Each Private Warrant will entitle the holder to purchase one ordinary share at a price of $11.50 per full share, subject to adjustment (see Note 7). The proceeds from the Private Warrants and the proceeds from the IPO, less underwriting discounts and commissions, were placed in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law).

Private Warrant Liability

The Company accounts for the Private Warrants as liabilities as the number of shares used to calculate the settlement amount are not fixed. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statements of operations.